Organization and Description of Business	12 Months Ended
Dec. 31, 2010
Organization and Description of Business [Abstract]
Organization and Description of Business

(1)	Organization and Description of Business

Yingli Green Energy Holding Company Limited (“Yingli Green Energy”) is incorporated in the Cayman Islands and was established on August 7, 2006. Yingli Green Energy, its subsidiaries and variable interest entity (“VIE”) (collectively, the “Company”) are principally engaged in the design, development, marketing, manufacture, installation and sale of photovoltaic (“PV”) products in the People’s Republic of China (“PRC”) and overseas markets.